Notes Payable (Details) - Schedule of notes payable - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Unpaid Balance		$ 301,172		$ 301,172		$ 177,657		$ 121,818
Fair Value Measurement Adjustments		37,579		37,579		13,947		5,104
Proceeds Allocated to Warrants				(5,125)
Net Carrying Value		333,626		333,626		$ 191,319		$ 126,922
Interest Expense		$ 7,031		$ 11,591
Notes payable [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				Repayment in 10% increments contingent on a specified fundraising event		Repayment in 10% increments contingent on a specified fundraising event	[1]	Repayment in 10% increments contingent on a specified fundraising event	[1]
Contractual Interest Rates		12.00%		12.00%		12.00%	[1]	12.00%	[1]
Unpaid Balance		$ 56,000		$ 56,000		$ 57,293	[1]	$ 53,185	[1]
Fair Value Measurement Adjustments							[1]		[1]
Proceeds Allocated to Warrants
Net Carrying Value		56,000		56,000		$ 57,293	[1]	$ 53,185	[1]
Interest Expense		$ 2,081		$ 3,552
Notes payable – NPA tranche [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				October 6, 2021		October 6, 2021	[2]	May 31 2020	[2]
Contractual Interest Rates		10.00%		10.00%		10.00%	[2]	10.00%	[2]
Unpaid Balance		$ 27,117		$ 27,117		$ 27,118	[2]	$ 26,218	[2]
Fair Value Measurement Adjustments		5,473		5,473		5,263	[2]	4,935	[2]
Net Carrying Value		32,590		32,590		$ 32,381	[2]	$ 31,153	[2]
Interest Expense		$ 676		$ 1,345
Notes payable One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				October 6, 2021	[3]	June 30, 2021	[4]	December 31, 2019	[4]
Contractual Interest Rates		14.00%	[3]	14.00%	[3]	12.00%	[4]	12.00%	[4]
Unpaid Balance		$ 55,000	[3]	$ 55,000	[3]	$ 19,100	[4]	$ 12,100	[4]
Fair Value Measurement Adjustments		11,232	[3]	11,232	[3]		[4]		[4]
Proceeds Allocated to Warrants	[3]
Net Carrying Value		66,232	[3]	66,232	[3]	$ 19,100	[4]	$ 12,100	[4]
Interest Expense	[3]	$ 1,920		$ 2,574
Notes payable Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				June 30, 2021	[5]	June 30, 2021	[6]	Due on Demand	[4]
Contractual Interest Rates		12.00%	[5]	12.00%	[5]	1.52%	[6]	12.00%	[4]
Unpaid Balance		$ 19,100	[5]	$ 19,100	[5]	$ 4,400	[6]	$ 7,000	[4]
Fair Value Measurement Adjustments			[5]		[5]		[6]		[4]
Proceeds Allocated to Warrants	[5]
Net Carrying Value		19,100	[5]	19,100	[5]	$ 4,298	[6]	$ 7,000	[4]
Interest Expense	[5]	$ 576		$ 1,147
Notes payable Three [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[5]			June 30, 2021
Contractual Interest Rates	[5]	1.52%		1.52%
Unpaid Balance	[5]	$ 4,400		$ 4,400
Fair Value Measurement Adjustments	[5]
Proceeds Allocated to Warrants	[5]
Net Carrying Value	[5]	4,400		4,400
Interest Expense	[5]	$ 17		$ 33
Notes payable Four [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				June 30, 2021	[5]	June 30, 2021	[6]	July 1, 2020	[6]
Contractual Interest Rates		8.99%	[5]	8.99%	[5]	8.00%	[6]	8.99%	[6]
Unpaid Balance		$ 2,240	[5]	$ 2,240	[5]	$ 300	[6]	$ 2,240	[6]
Fair Value Measurement Adjustments			[5]		[5]		[6]		[6]
Proceeds Allocated to Warrants	[5]
Net Carrying Value		2,240	[5]	2,240	[5]	$ 299	[6]	$ 2,240	[6]
Interest Expense	[5]	$ 50		$ 100
Notes payable Five [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				June 30, 2021	[5]	March 9, 2021	[7]
Contractual Interest Rates		8.00%	[5]	8.00%	[5]	0.00%	[7]
Unpaid Balance		$ 300	[5]	$ 300	[5]	$ 15,000	[7]
Fair Value Measurement Adjustments			[5]		[5]	2,712	[7]
Proceeds Allocated to Warrants	[5]
Net Carrying Value		300	[5]	300	[5]	$ 17,712	[7]
Interest Expense	[5]	$ 6		$ 12
Notes payable Six [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				October 6, 2021	[8]	October 6, 2021	[9]
Contractual Interest Rates		8.00%	[8]	8.00%	[8]	12.75%	[9]
Unpaid Balance		$ 3,750	[8]	$ 3,750	[8]	$ 15,000	[9]
Fair Value Measurement Adjustments		1,475	[8]	1,475	[8]	5,972	[9]
Proceeds Allocated to Warrants	[8]
Net Carrying Value		5,225	[8]	5,225	[8]	$ 20,972	[9]
Interest Expense	[8]	$ 149		$ 268
Notes payable Seven [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				October 6, 2021	[8]	June 30, 2021	[10]
Contractual Interest Rates		15.75%	[8]	15.75%	[8]	8.00%	[10]
Unpaid Balance		$ 5,600	[8]	$ 5,600	[8]	$ 11,635	[10]
Fair Value Measurement Adjustments		2,202	[8]	2,202	[8]		[10]
Proceeds Allocated to Warrants	[8]
Net Carrying Value		7,802	[8]	7,802	[8]	$ 11,578	[10]
Interest Expense	[8]	$ 223		$ 282
Notes payable Eight [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				October 6, 2021	[11]	April 17, 2022	[12]
Contractual Interest Rates		0.00%	[11]	0.00%	[11]	1.00%	[12]
Unpaid Balance		$ 18,250	[11]	$ 18,250	[11]	$ 9,168	[12]
Fair Value Measurement Adjustments		5,241	[11]	5,241	[11]		[12]
Proceeds Allocated to Warrants	[11]
Net Carrying Value		23,491	[11]	23,491	[11]	$ 9,168	[12]
Interest Expense	[11]
Notes payable Nine [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[11]			December 9, 2022
Contractual Interest Rates	[11]	0.00%		0.00%
Unpaid Balance	[11]	$ 20,000		$ 20,000
Fair Value Measurement Adjustments	[11]	649		649
Proceeds Allocated to Warrants	[11]			(2,563)
Net Carrying Value	[11]	18,086		18,086
Interest Expense	[11]
Notes payable Ten [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[11]			December 9, 2022
Contractual Interest Rates	[11]	0.00%		0.00%
Unpaid Balance	[11]	$ 20,000		$ 20,000
Fair Value Measurement Adjustments	[11]	648		648
Proceeds Allocated to Warrants	[11]			(2,562)
Net Carrying Value	[11]	18,086		18,086
Interest Expense	[11]
Notes payable Eleven [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[13]			March 9, 2022
Contractual Interest Rates	[13]	0.00%		0.00%
Unpaid Balance	[13]	$ 15,667		$ 15,667
Fair Value Measurement Adjustments	[13]	4,499		4,499
Proceeds Allocated to Warrants	[13]
Net Carrying Value	[13]	20,166		20,166
Interest Expense	[13]
Notes payable Twelve [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[14]			October 6, 2021
Contractual Interest Rates	[14]	12.75%		12.75%
Unpaid Balance	[14]	$ 15,666		$ 15,666
Fair Value Measurement Adjustments	[14]	6,160		6,160
Proceeds Allocated to Warrants	[14]
Net Carrying Value	[14]	21,826		21,826
Interest Expense	[14]	$ 792		$ 1,197
Notes payable – China various other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				Various Dates 2021		Various Dates 2021	[15]	Due on Demand	[15]
Contractual Interest Rates		6.00%		6.00%		6.00%	[15]	9.00%	[15]
Unpaid Balance		$ 4,917		$ 4,917		$ 4,869	[15]	$ 3,440	[15]
Fair Value Measurement Adjustments							[15]		[15]
Proceeds Allocated to Warrants
Net Carrying Value		4,917		4,917		$ 4,807	[15]	$ 3,440	[15]
Interest Expense		$ 74		$ 146
Notes payable – China various other One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				Due on Demand		Due on Demand	[15]	Various Dates 2020	[15]
Contractual Interest Rates		9.00%		9.00%		9.00%	[15]	6.00%	[15]
Unpaid Balance		$ 3,715		$ 3,715		$ 3,677	[15]	$ 3,155	[15]
Fair Value Measurement Adjustments							[15]		[15]
Proceeds Allocated to Warrants
Net Carrying Value		3,715		3,715		$ 3,659	[15]	$ 3,155	[15]
Interest Expense		$ 169		$ 335
Notes payable – China various other Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				Due on Demand	[16]	Due on Demand	[15]	Due on Demand	[15]
Contractual Interest Rates		0.00%	[16]	0.00%	[16]	0.00%	[15]	0.00%	[15]
Unpaid Balance		$ 5,387	[16]	$ 5,387	[16]	$ 4,597	[15]	$ 4,300	[15]
Fair Value Measurement Adjustments			[16]		[16]		[15]		[15]
Proceeds Allocated to Warrants	[16]
Net Carrying Value		5,387	[16]	5,387	[16]	$ 4,597	[15]	$ 4,300	[15]
Interest Expense	[16]			$ 6
Notes payable – various other notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				June 30, 2021	[5]			Repayment upon new equity or debt financing in an aggregate amount exceeding $50,000	[6]
Contractual Interest Rates		6.99%	[5]	6.99%	[5]			8.99%	[6]
Unpaid Balance		$ 1,260	[5]	$ 1,260	[5]			$ 500	[6]
Fair Value Measurement Adjustments			[5]		[5]				[6]
Proceeds Allocated to Warrants	[5]
Net Carrying Value		1,260	[5]	1,260	[5]			$ 500	[6]
Interest Expense	[5]	$ 22		$ 44
Notes payable – various other notes One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				Due on Demand	[5]			Due on Demand	[6]
Contractual Interest Rates		8.99%	[5]	8.99%	[5]			6.99%	[6]
Unpaid Balance		$ 500	[5]	$ 500	[5]			$ 180	[6]
Fair Value Measurement Adjustments			[5]		[5]				[6]
Proceeds Allocated to Warrants	[5]
Net Carrying Value		500	[5]	500	[5]			$ 180	[6]
Interest Expense	[5]	$ 11		$ 22
Notes payable – various other notes Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				June 30, 2021	[5]			June 3, 2020	[6]
Contractual Interest Rates		2.86%	[5]	2.86%	[5]			6.99%	[6]
Unpaid Balance		$ 1,500	[5]	$ 1,500	[5]			$ 2,700	[6]
Fair Value Measurement Adjustments			[5]		[5]				[6]
Proceeds Allocated to Warrants	[5]
Net Carrying Value		1,500	[5]	1,500	[5]			$ 2,700	[6]
Interest Expense	[5]	$ 11		$ 21
Notes payable Thirteen [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[5]			June 30, 2021
Contractual Interest Rates	[5]	8.00%		8.00%
Unpaid Balance	[5]	$ 11,635		$ 11,635
Fair Value Measurement Adjustments	[5]
Proceeds Allocated to Warrants	[5]
Net Carrying Value	[5]	11,635		11,635
Interest Expense	[5]	$ 232		$ 462
Notes payable Fourteen [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				April 17, 2022
Contractual Interest Rates		1.00%		1.00%
Unpaid Balance		$ 9,168		$ 9,168
Fair Value Measurement Adjustments
Proceeds Allocated to Warrants
Net Carrying Value		9,168		9,168
Interest Expense		$ 22		$ 45

[1]	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bear interest of 12.00% per annum, have no covenants, and are unsecured.
[2]	The Company issued 10% interest notes with various third parties through the NPA:
[3]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on the earliest of (i) March 1, 2022, (ii) October 6, 2021, if the Qualified SPAC Merger contemplated in the Merger Agreement has not been consummated by July 27, 2021, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The Company has elected the fair value option because the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative. Additionally, the notes payable agreements contain a minimum cash provision, which requires the Company to maintain at least $5,000 of cash on hand at all times. The Company has classified the related $5,000 in Restricted Cash on its unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.
[4]	The Company issued the following notes with an interest rate of 12.00% per annum.
[5]	As of June 30, 2021, the Company was in default on sixteen of its notes payable with an aggregate principal value of $40,935. The Company is in compliance with all its covenants under the remaining notes payable agreements as of June 30, 2021.
[6]	The Company issued the following notes with a third party.
[7]	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm through entering into a Joinder to the NPA, receiving net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bear interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 10 Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.
[8]	On January 13, 2021, the Company amended the NPA to permit the issuance of additional notes payable and issued $3,750 of notes payable to Birch Lake, receiving net proceeds of $3,510, inclusive of a 6.50% original issue discount, and $225 of debt issuance costs paid directly by the lender. The additional secured convertible notes payable issued to Birch Lake (“BL Notes”) accrue interest at 8% per annum. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations in the event of a default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. Birch Lake can demand repayment of the BL Notes if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable (See Note 7. Fair Value of Financial Instruments).
[9]	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrue interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.
[10]	During 2019, a U.S. corporation made deposits of $11,635 with the Company as an advance to purchase FF 91 vehicles. On February 1, 2020, due to production delays the Company entered into a deposit conversion agreement with this corporation to convert the deposit amounts previously paid into a note payable. Upon conversion, the Company reclassified the deposit recorded in other current liabilities as of December 31, 2019 to notes payable as of December 31, 2020. The note matured on December 31, 2020, bears interest at 8.0% per annum, has no covenants and is unsecured.
[11]	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, as amended, (“January 13 Notes”) with a US-based investment firm for total principal of $11,250, receiving net proceeds of $10,350, inclusive of an 8% original issue discount and $480 of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. The note payable matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as an event of default. In the event the Company consummates a Qualified SPAC Merger, an amount equal to 130% of all outstanding principal, accrued and unpaid interest and accrued original issue discount under the notes through (but not including) the date of consummation of the Qualified SPAC Merger will automatically convert into Common Stock of PSAC received by the Company’s Class A ordinary stockholders and the notes and interest shall be deemed satisfied in full and terminated. The Company elected the fair value option for this note payable because the inclusion of a conversion feature that allows the lenders to convert the notes payable into Preferred Stock.
[12]	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The Company is still in the process of applying for forgiveness and no amounts have been forgiven as of December 31, 2020. The note matures April 17, 2022, has no covenants, and is unsecured.
[13]	On January 13, 2021, the Company amended the NPA to increase the principal amount of its $15,000 note payable with a US-based investment firm by $667. The Company received no cash proceeds as the increase in principal was used to pay a consent fee to the US-based investment firm. The Company recorded the consent fee in Interest Expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2021. The consent fee permitted the issuance of additional notes payable to the US-based investment firm of $11,250 and $7,000, as described in (3) above.
[14]	On January 13, 2021, the Company amended the NPA to issue an additional note to Birch Lake, with the same terms as its $15,000 note payable to Birch Lake, in the amount of $666. The Company received no cash proceeds as the additional note was used to pay a consent fee to Birch Lake. The Company recorded the consent fee in Interest Expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2021. The consent fee permitted the issuance of additional notes payable to Birch Lake of $3,750 and $5,600, as described in (2) above.
[15]	The Company issued notes with various third parties through its operations in China.
[16]	On January 15, 2021, the Company borrowed $102 from a Chinese lender. The unsecured note payable is payable on demand and does not have a stated interest rate.